Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (Thousand) (7)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	$6,044,484	$3,771,353	$3,327,863	$2,037,154	$103.38	$147.47	$(65,424)
2023	$4,223,127	$129,911	$2,995,319	$2,235,982	$131.54	$172.07	$24,307
2022	$1,599,032	$(13,632,968)	$2,111,590	$(6,446,895)	$160.90	$165.18	$289,004
2021	$34,832,000	$36,336,000	$984,079	$6,001,970	$300.99	$169.20	$135,037
2020	$—	$—	$10,320,082	$21,065,164	$213.19	$111.57	$(21,825)
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Litinsky (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. In 2021, the compensation paid to Mr. Litinsky consisted of only 800,000 restricted stock units that vest over four years. Refer to “Compensation Tables – Summary Compensation Table.” In 2020, Mr. Litinsky did not receive any compensation.
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Litinsky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Litinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Litinsky’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$6,044,484	$3,083,184	$810,053	$3,771,353
2023	$4,223,127	$2,140,521	$(1,952,695)	$129,911
2022	$1,599,032	$—	$(15,232,000)	$(13,632,968)
2021	$34,832,000	$34,832,000	$36,336,000	$36,336,000
2020	$—	$—	$—	$—
(a) The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$2,424,811	$(1,303,859)	$(310,899)	$810,053
2023	$1,439,305	$(1,772,000)	$(1,620,000)	$(1,952,695)
2022	$—	$(12,684,000)	$(2,548,000)	$(15,232,000)
2021	$36,336,000	$—	$—	$36,336,000
2020	$—	$—	$—	$—
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Litinsky) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Litinsky) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023, and 2022, Ryan Corbett, Michael Rosenthal and Elliot D. Hoops; (ii) for 2021, Ryan Corbett, Michael Rosenthal, Elliot D. Hoops and Sheila Bangalore; and (iii) for 2020, Ryan Corbett, Michael Rosenthal and Sheila Bangalore.
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Litinsky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Litinsky) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Litinsky) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,327,863	$1,572,396	$281,687	$2,037,154
2023	$2,995,319	$1,680,392	$921,055	$2,235,982
2022	$2,111,590	$997,151	$(7,561,334)	$(6,446,895)
2021	$984,079	$482,699	$5,500,590	$6,001,970
2020	$10,320,082	$9,655,719	$20,400,801	$21,065,164
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$1,236,631	$(408,297)	$—	$(546,647)	$281,687
2023	$1,161,355	$(1,051,459)	$—	$811,159	$921,055
2022	$395,594	$(7,244,572)	$234,150	$(946,506)	$(7,561,334)
2021	$458,481	$4,751,757	$113,902	$176,450	$5,500,590
2020	$19,441,468	$—	$959,333	$—	$20,400,801
(5) The dollar amounts reported in column (f) represent Cumulative TSR as calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6) The dollar amounts reported in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consisted of the following companies: Alcoa Corporation, Alpha Metallurgical Resources, Inc., Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, The Chemours Company, Commercial Metals Company, Compass Minerals International, Inc., Element Solutions Inc., Hecla Mining Company, Materion Corporation, The Mosaic Company, Inc., Olin Corporation, and Quaker Chemical Corporation. Effective December 31, 2024, the Company revised its peer group to ensure the peer group closely aligns with the Company’s market capitalization and line of business. The 2024 peer group consisted of the following companies: Alcoa Corporation, Alpha Metallurgical Resources, Inc., Ashland Inc., Axalta Coating Systems Ltd., Cabot Corporation, Commercial Metals Company, Compass Minerals International, Inc., Element Solutions Inc., Hecla Mining Company, Olin Corporation, Quaker Chemical Corporation, Materion Corporation, The Chemours Company and The Mosaic Company.
Below is a comparison of the Company’s TSR to that of both the 2024 and the 2025 peer group:

Year	Value of Initial Fixed $100 Investment Based On:
	Total Shareholder Return	2024 Peer Group Total Shareholder Return	2025 Peer Group Total Shareholder Return
2024	$103.38	$161.46	$147.47
2023	$131.54	$186.27	$172.07
2022	$160.90	$180.34	$165.18
2021	$300.99	$170.93	$169.20
2020	$213.19	$112.07	$111.57
(7) The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year. As discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement, while we utilize performance measures to align executive compensation with company performance, these measures are focused on production volume and are non-financial in nature. As of 2024, we do not use any financial performance measures to link compensation actually paid to the PEO and our other named executive officers to the Company’s performance.

Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Litinsky) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Litinsky) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023, and 2022, Ryan Corbett, Michael Rosenthal and Elliot D. Hoops; (ii) for 2021, Ryan Corbett, Michael Rosenthal, Elliot D. Hoops and Sheila Bangalore; and (iii) for 2020, Ryan Corbett, Michael Rosenthal and Sheila Bangalore.
Peer Group Issuers, Footnote	The dollar amounts reported in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consisted of the following companies: Alcoa Corporation, Alpha Metallurgical Resources, Inc., Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, The Chemours Company, Commercial Metals Company, Compass Minerals International, Inc., Element Solutions Inc., Hecla Mining Company, Materion Corporation, The Mosaic Company, Inc., Olin Corporation, and Quaker Chemical Corporation. Effective December 31, 2024, the Company revised its peer group to ensure the peer group closely aligns with the Company’s market capitalization and line of business. The 2024 peer group consisted of the following companies: Alcoa Corporation, Alpha Metallurgical Resources, Inc., Ashland Inc., Axalta Coating Systems Ltd., Cabot Corporation, Commercial Metals Company, Compass Minerals International, Inc., Element Solutions Inc., Hecla Mining Company, Olin Corporation, Quaker Chemical Corporation, Materion Corporation, The Chemours Company and The Mosaic Company.
Below is a comparison of the Company’s TSR to that of both the 2024 and the 2025 peer group:

Year	Value of Initial Fixed $100 Investment Based On:
	Total Shareholder Return	2024 Peer Group Total Shareholder Return	2025 Peer Group Total Shareholder Return
2024	$103.38	$161.46	$147.47
2023	$131.54	$186.27	$172.07
2022	$160.90	$180.34	$165.18
2021	$300.99	$170.93	$169.20
2020	$213.19	$112.07	$111.57

Changed Peer Group, Footnote	Effective December 31, 2024, the Company revised its peer group to ensure the peer group closely aligns with the Company’s market capitalization and line of business. The 2024 peer group consisted of the following companies: Alcoa Corporation, Alpha Metallurgical Resources, Inc., Ashland Inc., Axalta Coating Systems Ltd., Cabot Corporation, Commercial Metals Company, Compass Minerals International, Inc., Element Solutions Inc., Hecla Mining Company, Olin Corporation, Quaker Chemical Corporation, Materion Corporation, The Chemours Company and The Mosaic Company.
Below is a comparison of the Company’s TSR to that of both the 2024 and the 2025 peer group:

Year	Value of Initial Fixed $100 Investment Based On:
	Total Shareholder Return	2024 Peer Group Total Shareholder Return	2025 Peer Group Total Shareholder Return
2024	$103.38	$161.46	$147.47
2023	$131.54	$186.27	$172.07
2022	$160.90	$180.34	$165.18
2021	$300.99	$170.93	$169.20
2020	$213.19	$112.07	$111.57

PEO Total Compensation Amount	$ 6,044,484	$ 4,223,127	$ 1,599,032	$ 34,832,000	$ 0
PEO Actually Paid Compensation Amount	$ 3,771,353	129,911	(13,632,968)	36,336,000	0
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Litinsky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Litinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Litinsky’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$6,044,484	$3,083,184	$810,053	$3,771,353
2023	$4,223,127	$2,140,521	$(1,952,695)	$129,911
2022	$1,599,032	$—	$(15,232,000)	$(13,632,968)
2021	$34,832,000	$34,832,000	$36,336,000	$36,336,000
2020	$—	$—	$—	$—
(a) The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$2,424,811	$(1,303,859)	$(310,899)	$810,053
2023	$1,439,305	$(1,772,000)	$(1,620,000)	$(1,952,695)
2022	$—	$(12,684,000)	$(2,548,000)	$(15,232,000)
2021	$36,336,000	$—	$—	$36,336,000
2020	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 3,327,863	2,995,319	2,111,590	984,079	10,320,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,037,154	2,235,982	(6,446,895)	6,001,970	21,065,164
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Litinsky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Litinsky) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Litinsky) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,327,863	$1,572,396	$281,687	$2,037,154
2023	$2,995,319	$1,680,392	$921,055	$2,235,982
2022	$2,111,590	$997,151	$(7,561,334)	$(6,446,895)
2021	$984,079	$482,699	$5,500,590	$6,001,970
2020	$10,320,082	$9,655,719	$20,400,801	$21,065,164
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$1,236,631	$(408,297)	$—	$(546,647)	$281,687
2023	$1,161,355	$(1,051,459)	$—	$811,159	$921,055
2022	$395,594	$(7,244,572)	$234,150	$(946,506)	$(7,561,334)
2021	$458,481	$4,751,757	$113,902	$176,450	$5,500,590
2020	$19,441,468	$—	$959,333	$—	$20,400,801

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance tabular disclosure above. As noted above, the compensation actually paid amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The first graph illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) The following graph illustrates the relationship between the compensation actually paid amounts to the Company’s net income (loss).
Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Company’s 2024 and 2025 Peer Groups
The following graph illustrates the Company’s Cumulative TSR and the Cumulative TSR of the Company’s 2024 and 2025 peer groups beginning on November 18, 2020 (which was our first trading day in 2020) and the past five years. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to Note 6 to the Pay Versus Performance table above.

Total Shareholder Return Amount	$ 103.38	131.54	160.90	300.99	213.19
Peer Group Total Shareholder Return Amount	147.47	172.07	165.18	169.20	111.57
Net Income (Loss)	$ (65,424,000)	24,307,000	289,004,000	135,037,000	(21,825,000)
PEO Name	Mr. Litinsky
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,083,184)	(2,140,521)	0	(34,832,000)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,053	(1,952,695)	(15,232,000)	36,336,000	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,424,811	1,439,305	0	36,336,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,303,859)	(1,772,000)	(12,684,000)	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,899)	(1,620,000)	(2,548,000)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,572,396)	(1,680,392)	(997,151)	(482,699)	(9,655,719)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,687	921,055	(7,561,334)	5,500,590	20,400,801
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,236,631	1,161,355	395,594	458,481	19,441,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(408,297)	(1,051,459)	(7,244,572)	4,751,757	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	234,150	113,902	959,333
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (546,647)	$ 811,159	$ (946,506)	$ 176,450	$ 0